Subsequent Events - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) ft² Number shares	Apr. 30, 2021 EUR (€) Number shares	Mar. 31, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	May 11, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Oct. 31, 2018 USD ($)
Subsequent Event [Line Items]
Common stock reserved for issuance						164,090,744			124,539,703
Estimated lease commencement date		Jun. 01, 2024	Jun. 01, 2024
Annual Base Rent | $		$ 12.9
Lessee, Operating Lease, Option to Extend		ten years	ten years
Dutch DNA Biotech B.V. [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, Gross | €			€ 10
Business acquisition, Percentage of voting interests acquired		100.00%
Contingent consideration, included in other non-current liabilities | $		$ 20.0
Business combination, Number of milestones achieved | Number		1	1
Dutch DNA Biotech B.V. [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Business acquisition, Equity interest issued or issuable, Number of shares		1,633,937	1,633,937
Letter of Credit [Member]
Subsequent Event [Line Items]
Letter of credit | $		$ 9.1
Office And Laboratory [Member]
Subsequent Event [Line Items]
Area of Real Estate Property | ft²		152,000
2014 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, Capital shares reserved for future issuance, Increase				39,960,420
Common stock reserved for issuance						4,783,479			18,122,760
Allonnia [Member]
Subsequent Event [Line Items]
Additional common units	1,867,411						1,867,411
Total consideration of common unit | $	$ 12.7						$ 12.7
Number of common units received						3,600,000
Arcaea Llc FKA Kalo Ingredients Llc [Member]
Subsequent Event [Line Items]
Number of common units received					1,755,000
Number of days determining additional units received					90 days
Arcaea Llc FKA Kalo Ingredients Llc [Member] | License [Member]
Subsequent Event [Line Items]
Common units				9,000,000	9,000,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Additional common units							1,867,411
Series A Preferred Stock [Member] | Allonnia [Member]
Subsequent Event [Line Items]
Preferred units	22,500
Proceeds from issuance of Preferred limited partners units | $	$ 0.2
Common Class A [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Common stock, Shares subscribed but unissued								77,500,000
Share price | $ / shares								$ 10.00
Common stock, Subscriptions value | $								$ 775.0
Minimum [Member] | 2014 Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance				130,759,452	130,759,452
Maximum [Member] | 2014 Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance				170,719,873	170,719,873
Glycosyn Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | $	$ 0.2					$ 5.4			$ 5.7	$ 10.0
Debt instrument, Frequency of periodic payment	quarterly payments
Interest Rate									7.50%
Glycosyn Promissory Note [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest Rate	7.50%
Glycosyn Promissory Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest Rate	12.50%